Business Combination and Other Transaction (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 04, 2021	Nov. 02, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 09, 2021
Business Combination and Other Transaction [Line Items]
Purchase consideration	$ 315
Allocated future services	$ 970
Remaining service periods	4 years
Determined estimated useful life period			10 years
Intangible assets useful life			10 years 18 days
Agreement loan amount						$ 3,000
Annual interest rate						6.00%
Assets acquired and liability assumed in goodwill			$ 51,243
Goodwill impairment charge			7,420	$ 50,878
Goodwill impairment charge			$ 7,055
Preferred C Shares [Member]
Business Combination and Other Transaction [Line Items]
Price per share (in Dollars per share)						$ 23.42
Business Acquisition [Member]
Business Combination and Other Transaction [Line Items]
Intangible assets useful life			10 years
Nanox AI Ltd [Member]
Business Combination and Other Transaction [Line Items]
Ordinary shares issued (in Shares)	3,249,142
Employee options and restricted stock units (in Shares)	70,211
Estimated fair value	$ 88,510
Outstanding shares per share (in Dollars per share)	$ 26.57
Description of net assets			The allocation of the purchase price to net assets acquired and liability assumed for the acquisition of Zebra resulted in the recognition of intangible assets related to technology of $27,316 thousand and Image Big Data of $52,500 thousand, both of which will be amortized over a remaining useful life period of 10 years. In order to estimate the fair value of Zebra’s Image Big Data, the Company used the cost approach method using the discounted weighted average cost of one image for $1.75 per one patient record multiplied by approximately 30 million patient records that the Company purchased (patient records represents over 10 years of patient history, multi modalities, heterogeneous data of ethnicity and age) as of the acquisition date. This estimate is based on the experience and knowledge of management from its own experience in its data monetization projects and after taking into consideration the legal aspects of the non-transferable data. Therefore, the total fair value of the Image Big Data was assumed to be $52,500 thousand at the acquisition date.The company can generate income immediately from this asset. In order to estimate the fair value of Zebra’s technology, the Company used the discounted cash flow method, whereas the fair value of the tax amortization benefit was $3.0 million and the fair value of the intangible asset related to technology before tax amortization benefit was $24.3 million. The tax amortization benefit was calculated based on the applicable tax rate of 23.02% and economic life of 10 years. The discount rate for Zebra’s technology was estimated at 18% reflecting a 1% discount on the company’s WACC. Therefore, the fair value of Zebra’s intangible asset related to technology was estimated at $27.3 million at the date of the acquisition.
Goodwill impairment charge			$ 365	$ 50,878
Nanox AI Ltd [Member] | Business Acquisition [Member]
Business Combination and Other Transaction [Line Items]
General and administration expenses			310
USARAD Holding Inc. [Member]
Business Combination and Other Transaction [Line Items]
Revenues			84,366
Acquisition of shares percentage		100.00%
Purchase of shares percentage		100.00%
Cash		$ 7,147
Ordinary shares (in Shares)		496,545
Estimated fair value		$ 11,500
Total consideration		18,647
Other Operational Performance-Based Earnouts Over		$ 8,500
Additional payment			$ 144
Intangible asset, description			The allocation of the purchase price to net assets acquired and liability assumed resulted in the recognition of intangible asset related to retained radiologists of $17,770 thousand, customers’ relationship of $1,322 thousand, trademark of $2,095 thousand and goodwill of $7,055 thousand, which is primarily attributed to the expected synergies from combining the operations of teleradiology services with the Company’s tomographic imaging systems. As such, goodwill will be assigned to the operational segment of radiology services. The intangible asset related to retained radiologists has a useful-life of 11.17 years, the intangible asset related to customers’ relationship has a useful-life of 6.17 years and the intangible asset related to the trademark has a useful-life of 12.17 years.
USARAD Holding Inc. [Member] | Business Acquisition [Member]
Business Combination and Other Transaction [Line Items]
General and administration expenses			$ 198
MDWEB LLC [Member]
Business Combination and Other Transaction [Line Items]
Assets acquisition, description			At the same date, the Company issued 64,715 of its ordinary shares to MDWEB with an estimated fair value of $1,500 thousand. In addition and as a result of successful achievement of certain milestones related to technical integration of MDW platform with the Nanox.CLOUD and achieving certain other operational targets, the Company will pay additional stock consideration in the amount of $1,500 thousand at a per share value, which is determined by the average closing price of the 30 trading days ending on the applicable milestone’s achievement date.
Intangible assets on straight-line basis over expected useful life			4 years